VESSELS (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) Vessel
Property, Plant and Equipment [Line Items]
Vessels, Gross	$ 409,136	$ 339,676
Less Accumulated Depreciation	(37,949)	(26,034)
Vessels, Net	371,187	313,642
Deposit paid on vessels scheduled to be delivered		$ 8,000
Number of vessels to be delivered | Vessel		2
Impairment loss on vessel	$ 0	$ 0
Historical average PSV rates	3 years
Historical average utilization rates	15 years
Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessels, Gross	$ 404,179	334,978
Drydocking [Member]
Property, Plant and Equipment [Line Items]
Vessels, Gross	1,736	1,736
Engine Overhaul [Member]
Property, Plant and Equipment [Line Items]
Vessels, Gross	$ 3,221	$ 2,962